INTANGIBLE ASSETS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Identified definite lived assets, impairment loss			$ 0	$ 0
Intangible assets, amortization expense	$ 42,180	$ 126,564	$ 168,750	$ 168,754